Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income
Gross premiums written	$ 15,528.3	$ 12,207.5
Net premiums written	12,431.0	9,983.5
Gross premiums earned	15,001.4	11,822.0
Premiums ceded to reinsurers	(2,935.4)	(2,100.6)
Net premiums earned	12,066.0	9,721.4
Interest and dividends	783.5	559.0
Share of profit of associates	221.1	200.5
Net gains on investments	252.9	1,467.5
Gain on sale of subsidiary	0.0	1,018.6
Other revenue	4,434.2	3,257.6
Income	17,757.7	16,224.6
Expenses
Losses on claims, gross	10,598.6	9,518.7
Losses on claims ceded to reinsurers	(2,775.2)	(2,371.8)
Losses on claims, net	7,823.4	7,146.9
Operating expenses	2,444.7	2,049.5
Commissions, net	2,051.0	1,649.2
Interest expense	347.1	331.2
Other expenses	4,229.4	3,024.6
Expenses	16,895.6	14,201.4
Earnings before income taxes	862.1	2,023.2
Provision for income taxes	44.2	408.3
Net earnings	817.9	1,614.9
Attributable to:
Shareholders of Fairfax	376.0	1,740.6
Non-controlling interests	441.9	(125.7)
Net earnings	$ 817.9	$ 1,614.9
Net earnings per share (in dollars per share)	$ 12.03	$ 66.74
Net earnings per diluted share (in dollars per share)	11.65	64.98
Cash dividends paid per share (in dollars per share)	$ 10	$ 10
Shares outstanding (weighted average) (in shares)	27,505,896	25,411,246